FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth, by level with the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025 and 2024:

2025	Quoted market prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Mutual funds	$46,226,170	$—	$—	$46,226,170
Employer common stock	617,038	—	—	617,038
	$46,843,208	$—	$—	$46,843,208
Measured at net asset value:
Pooled separate accounts				5,161,052
Collective trust funds				85,492,163
				$137,496,423

2024	Quoted market prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Mutual funds	$43,777,956	$—	$—	$43,777,956
Employer common stock	720,645	—	—	720,645
	$44,498,601	$—	$—	$44,498,601
Measured at net asset value:
Pooled separate accounts				4,037,801
Collective trust funds				73,024,519
				$121,560,921